UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   1800 Bering, Suite 250
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        2/6/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      310,996
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     4317  46489.823 SH       SOLE                   0      0  46489.823
ACTIVISION INC   COM NEW       COM            00507v109     1998     188160 SH       SOLE                   0      0     188160
AMAZON COM INC COM             COM            023135106     4749      18930 SH       SOLE                   0      0      18930
APPLE COMPUTER INC             COM            037833100     7287   13693.48 SH       SOLE                   0      0   13693.48
ASHLAND INC                    COM            044209104     3106  38621.064 SH       SOLE                   0      0  38621.064
BORG WARNER INC COM            COM            099724106     1893      26435 SH       SOLE                   0      0      26435
CERNER CORP COM                COM            156782104     2619      33795 SH       SOLE                   0      0      33795
CISCO SYSTEMS INC    COM       COM            17275r102     4060 206635.553 SH       SOLE                   0      0 206635.553
CITRIX SYS INC COM             COM            177376100     3609      55000 SH       SOLE                   0      0      55000
COMCAST CORP NEW CL A          COM            20030n101     2482      66431 SH       SOLE                   0      0      66431
CROWN CASTLE INTL              COM            228227104     5069      70240 SH       SOLE                   0      0      70240
DANAHER CORP DEL COM           COM            235851102     4504  80579.767 SH       SOLE                   0      0  80579.767
DIAGEO P L C SPONSORED ADR     COM            25243q205     5157  44239.752 SH       SOLE                   0      0  44239.752
E M C CORP MASS COM            COM            268648102     5373     212370 SH       SOLE                   0      0     212370
FMC TECHS INC        COM       COM            30249u101     4018      93815 SH       SOLE                   0      0      93815
GENERAL ELECTRIC               COM            369604103     4569 217698.616 SH       SOLE                   0      0 217698.616
HOME DEPOT INC                 COM            437076102     5824  94167.671 SH       SOLE                   0      0  94167.671
INTL BUSINESS MACHINES  CORP I COM            459200101     5235  27331.598 SH       SOLE                   0      0  27331.598
ISHARE DJ TEL SC INX           COM            464287713     3968 163562.034 SH       SOLE                   0      0 163562.034
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      484      13009 SH       SOLE                   0      0      13009
ISHARES TR DJ US REAL EST      COM            464287739     3895  60233.611 SH       SOLE                   0      0  60233.611
ISHARES TR S&P 100 IDX FD      COM            464287101    15516 239846.185 SH       SOLE                   0      0 239846.185
J P MORGAN CHASE & CO COM      COM            46625H100     4795 109048.647 SH       SOLE                   0      0 109048.647
JOHNSON AND JOHNSON  COM       COM            478160104     5612  80056.318 SH       SOLE                   0      0  80056.318
MIDCAP SPDR TR SER 1           COM            78467Y107     7850  42270.695 SH       SOLE                   0      0  42270.695
NATIONAL-OILWELL VARCO INC     COM            637071101     4019  58797.311 SH       SOLE                   0      0  58797.311
ORACLE CORP COM                COM            68389X105     4886 146631.896 SH       SOLE                   0      0 146631.896
PERRIGO COMPANY                COM            714290103     2217   21310.29 SH       SOLE                   0      0   21310.29
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7278 357807.565 SH       SOLE                   0      0 357807.565
PRAXAIR INC                    COM            74005p104     3630  33167.489 SH       SOLE                   0      0  33167.489
PROCTER & GAMBLE CO            COM            742718109     3917  57689.192 SH       SOLE                   0      0  57689.192
QUALCOMM INC                   COM            747525103     5940  96025.754 SH       SOLE                   0      0  96025.754
RACKSPACE HOSTING              COM            750086100     3150      42418 SH       SOLE                   0      0      42418
RAYMOND JAMES FINL INC COM     COM            754730109     2440  63327.484 SH       SOLE                   0      0  63327.484
ROPER INDS INC NEW COM         COM            776696106     2627  23560.592 SH       SOLE                   0      0  23560.592
SECTOR SPDR ENERGY             COM            81369y506     9335 130707.437 SH       SOLE                   0      0 130707.437
SECTOR SPDR UTILITIES          COM            81369y886     2885  82602.287 SH       SOLE                   0      0  82602.287
STANDARD&POORS DEP RCPT        COM            78462f103    28085 197211.401 SH       SOLE                   0      0 197211.401
SVB FINANCIAL GROUP            COM            78486Q101     2032      36310 SH       SOLE                   0      0      36310
TEXAS INSTRS INC COM           COM            882508104     4037 130695.103 SH       SOLE                   0      0 130695.103
TEXAS ROADHOUSE INC.           COM            882681109     3942 234623.287 SH       SOLE                   0      0 234623.287
THERMO ELECTRON CORP COM       COM            883556102     4491  70410.784 SH       SOLE                   0      0  70410.784
UNITED HEALTHCARE CORP COM     COM            91324P102     4345  80102.857 SH       SOLE                   0      0  80102.857
UNITED PARCEL SERVICE CL B     COM            911312106     2839  38505.012 SH       SOLE                   0      0  38505.012
US BANCORP (NEW)               COM            902973304     8976 281038.829 SH       SOLE                   0      0 281038.829
VANGUARD INDEX FDS LARGE CAP E COM            922908637      489       7500 SH       SOLE                   0      0       7500
WAL-MART STORES INC            COM            931142103     4497   65908.43 SH       SOLE                   0      0   65908.43
WELLS FARGO & CO DEL COM       COM            949746101     5882 172083.701 SH       SOLE                   0      0 172083.701
ISHARES TR MSCI EMERG MKT      COM            464287234    19142 431608.404 SH       SOLE                   0      0 431608.404
ISHARES TRUST ISHARES BARCLAYS COM            464288679    30139 273346.179 SH       SOLE                   0      0 273346.179
ALPS ETF TR ALERIAN MLPETF     PRF            00162q866    10763     674774 SH       SOLE                   0      0     674774
ISHARES S&P US PREFERRED STOCK PRF            464288687    11024     278242 SH       SOLE                   0      0     278242